DIGITAL ASSETS - SECURITIZE, INC. AND SUBSIDIARIES - Digital Assets Receivable (Details) - Securitize, Inc. and Subsidiaries	12 Months Ended
Dec. 31, 2025 USD ($)
Digital Assets Receivable
Digital assets receivable, beginning of year	$ 0
Digital assets receivable earned by the Company	6,556,218
Digital assets received	(795,278)
Net change in fair value of embedded forward feature	(1,704,620)
Digital assets receivable, end of year	$ 4,056,320